Share-based payment — Range of exercise prices (Details)	12 Months Ended
	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares £ / shares	Dec. 31, 2017 shares £ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	10,916,086	8,472,827	5,075,734	2,343,085
Weighted average exercise price	£ 1.81	£ 1.16	£ 1.40	£ 1.22
Weighted average remaining contractual life of outstanding share options	8 years 4 months 17 days	8 years 6 months 18 days	8 years 9 months 10 days
0.01
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range	£ 0.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	2,122,965
Weighted average exercise price	£ 0
Weighted average remaining contractual life of outstanding share options	8 years 9 months 3 days
1.00 to 2.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	4,703,639
Weighted average exercise price	£ 1.47
Weighted average remaining contractual life of outstanding share options	6 years 11 months 26 days
2.00 to 3.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	1,539,482
Weighted average exercise price	£ 2.51
Weighted average remaining contractual life of outstanding share options	9 years 5 months 12 days
3.00 to 4.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	2,550,000
Weighted average exercise price	£ 3.51
Weighted average remaining contractual life of outstanding share options	9 years 11 months 19 days
Bottom of range [member] | 1.00 to 2.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range	£ 1.00
Bottom of range [member] | 2.00 to 3.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range	2.00
Bottom of range [member] | 3.00 to 4.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range	3.00
Top of range [member] | 1.00 to 2.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range	2.00
Top of range [member] | 2.00 to 3.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range	3.00
Top of range [member] | 3.00 to 4.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range	£ 4.00